BORROWINGS AND NOTES PAYABLE (Schedule of Composition of Borrowings and Notes Payable) (Details)	12 Months Ended
Dec. 31, 2021
Notes payable series F [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.16% fixed
Notes payable series G [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	4% fixed
Notes payable series H [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.08% fixed
Borrowing P [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.38% fixed
Borrowing Q [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.5% fixed
Borrowing R [Member]
Disclosure of detailed information about borrowings [line items]
Annual interest rate	2.55% fixed